Receivables and Other Assets - Components of Receivables Included in Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate receivables	$ 154,981	$ 167,376
Development recovery receivables	84,556	82,620
Sundry receivables	18,530	17,613
Proceeds and escrow receivables	8,276	9,491
Refundable deposits	2,252	1,810
Taxes receivable	435	173
Receivables	$ 269,030	$ 279,083